UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09833
Investment Company Act File Number
Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Investment Grade Income Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 37.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks — 7.3%
American Express Co., 6.80% to 9/1/16, 9/1/36, 9/1/66(1)(2)	$580	$584,350
American Express Co., 8.125%, 5/20/19	890	1,151,231
Bank of America Corp., 5.65%, 5/1/18(3)	580	615,461
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(1)(2)	330	348,150
Citigroup, Inc., 5.00%, 9/15/14	280	291,182
Citigroup, Inc., 5.85%, 8/2/16(3)	745	806,727
Citigroup, Inc., 8.50%, 5/22/19	185	229,089
Credit Suisse/New York, 6.00%, 2/15/18	1,240	1,371,471
Discover Bank, 7.00%, 4/15/20	430	468,602
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(1)(2)(3)	500	480,625
Goldman Sachs Group, Inc., 6.15%, 4/1/18	530	588,773
HSBC Finance Corp., 5.50%, 1/19/16(3)	755	830,514
KeyCorp, MTN, 3.75%, 8/13/15	485	495,613
Macquarie Group, Ltd., 6.00%, 1/14/20(4)	180	188,530
Manufacturers & Traders Trust Co., 5.629% to 12/1/16, 12/1/21(2)	400	387,747
Merrill Lynch & Co., 5.70%, 5/2/17	580	600,812
Morgan Stanley, MTN, 6.625%, 4/1/18	1,110	1,232,443

		$10,671,320

Beverages — 1.6%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$198,927
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	730,175
Coca-Cola Co. (The), 5.35%, 11/15/17	620	730,978
Diageo Capital PLC, 4.828%, 7/15/20	510	573,857
Diageo Capital PLC, 5.875%, 9/30/36(3)	120	138,547

		$2,372,484

Biotechnology — 0.4%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$610,400

		$610,400

Broadcasting and Cable — 1.6%
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$680	$960,814
Time Warner Cable, Inc., 8.75%, 2/14/19	540	714,154
Time Warner, Inc., 5.875%, 11/15/16	620	723,162

		$2,398,130

Building Materials — 0.4%
Masco Corp., 7.125%, 3/15/20(3)	$550	$564,393

		$564,393

Chemicals — 0.5%
E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15	$650	$735,854

		$735,854

Commercial Services — 0.8%
Hillenbrand, Inc., 5.50%, 7/15/20	$400	$420,176
Waste Management, Inc., 7.375%, 3/11/19(3)	260	326,416
Waste Management, Inc., 7.75%, 5/15/32	310	396,833

		$1,143,425

Communications Services — 2.9%
AT&T, Inc., 6.70%, 11/15/13	$600	$695,273
British Telecommunications PLC, 5.95%, 1/15/18	510	569,358
Crown Castle International Corp., 9.00%, 1/15/15	270	299,025
Deutsche Telekom International Finance B.V., 5.25%, 7/22/13(3)	670	735,461

	Principal
	Amount
Security	(000’s omitted)	Value
Qwest Corp., 7.625%, 6/15/15(3)	$640	$732,800
Telefonica Emisiones SAU, 4.949%, 1/15/15	610	668,280
Verizon Global Funding Corp., 6.875%, 6/15/12	560	616,201

		$4,316,398

Computers — 0.7%
Brocade Communications Systems, Inc., 6.625%, 1/15/18	$300	$313,500
Hewlett-Packard Co., 4.50%, 3/1/13	660	714,818

		$1,028,318

Diversified Manufacturing — 2.0%
Fortune Brands, Inc., 6.375%, 6/15/14	$620	$704,261
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,477,604
Tyco Electronics Group SA, 6.55%, 10/1/17	620	726,111

		$2,907,976

Drugs — 0.6%
Abbott Laboratories, 6.00%, 4/1/39	$420	$499,654
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	393,447

		$893,101

Electrical and Electronic Equipment — 0.8%
Amphenol Corp., 4.75%, 11/15/14	$700	$760,440
Jabil Circuit, Inc., 7.75%, 7/15/16	450	495,563

		$1,256,003

Energy — 1.9%
Cameron International Corp., 6.375%, 7/15/18	$635	$723,852
Marathon Oil Corp., 6.50%, 2/15/14	670	770,136
Petrobras International Finance Co., 7.875%, 3/15/19	570	713,606
Rowan Cos., Inc., 5.00%, 9/1/17	650	672,535

		$2,880,129

Financial Services — 1.5%
Capital One Capital IV, 6.745% to 2/17/32, 2/17/37, 2/5/82(1)(2)	$300	$301,500
Franklin Resources, Inc., 2.00%, 5/20/13	235	240,621
General Electric Capital Corp., 5.625%, 5/1/18	1,500	1,667,559

		$2,209,680

Foods — 0.4%
Corn Products International, Inc., 3.20%, 11/1/15	$205	$209,287
Ralcorp Holdings, Inc., 4.95%, 8/15/20(3)	365	381,630

		$590,917

Foods-Retail — 1.0%
Kroger Co. (The), 6.40%, 8/15/17(3)	$620	$742,272
Safeway, Inc., 6.25%, 3/15/14(3)	630	723,731

		$1,466,003

Health Services — 0.7%
McKesson Corp., 6.50%, 2/15/14	$340	$390,455
Quest Diagnostics, Inc., 5.45%, 11/1/15	640	721,775

		$1,112,230

Insurance — 1.5%
Lincoln National Corp., 4.30%, 6/15/15	$465	$493,727
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	605	683,797
The Travelers Cos., Inc., 5.80%, 5/15/18	875	1,007,821

		$2,185,345

	Principal
	Amount
Security	(000’s omitted)	Value
Lodging and Gaming — 0.9%
International Game Technology, 7.50%, 6/15/19	$600	$714,227
Penn National Gaming, Inc., 8.75%, 8/15/19	540	576,450

		$1,290,677

Media — 0.5%
Walt Disney Co. (The), 5.50%, 3/15/19(3)	$600	$717,060

		$717,060

Mining — 0.5%
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	$510	$712,752

		$712,752

Pipelines — 0.9%
Energy Transfer Partners, LP, 5.95%, 2/1/15	$520	$578,491
Kinder Morgan Energy Partners, LP, 5.85%, 9/15/12	640	691,249

		$1,269,740

Real Estate Investment Trusts (REITs) — 1.4%
AvalonBay Communities, Inc., MTN, 5.70%, 3/15/17	$500	$563,549
Boston Properties, LP, 5.625%, 11/15/20	475	522,293
Developers Diversified Realty Corp., 7.50%, 4/1/17	330	343,425
Vornado Realty, LP, 4.25%, 4/1/15	605	627,005

		$2,056,272

Retail-Drug Stores — 0.6%
CVS Caremark Corp., 5.75%, 6/1/17	$780	$896,541

		$896,541

Retail-Specialty and Apparel — 3.2%
AutoZone, Inc., 5.50%, 11/15/15	$390	$436,113
Kohl’s Corp., 6.25%, 12/15/17(3)	600	718,183
Limited Brands, Inc., 8.50%, 6/15/19(3)	250	291,875
Staples, Inc., 9.75%, 1/15/14	520	644,465
Target Corp., 6.00%, 1/15/18	600	724,870
TJX Cos., Inc., 6.95%, 4/15/19(3)	550	700,736
Toys “R” Us, 10.75%, 7/15/17	250	283,750
Wal-Mart Stores, Inc., 6.20%, 4/15/38	700	846,995

		$4,646,987

Tobacco — 0.7%
Philip Morris International, Inc., 5.65%, 5/16/18	$870	$1,020,211

		$1,020,211

Transportation — 0.8%
Ryder System, Inc., MTN, 7.20%, 9/1/15	$660	$778,127
Union Pacific Corp., 4.00%, 2/1/21	400	415,324

		$1,193,451

Utilities — 1.5%
Dominion Resources, Inc., 8.875%, 1/15/19	$485	$660,683
Georgia Power Co., 5.70%, 6/1/17(3)	655	772,460
Southern California Edison Co., 4.15%, 9/15/14	150	165,623
Southern California Edison Co., 6.05%, 3/15/39	490	591,866

		$2,190,632

Total Corporate Bonds (identified cost $50,923,329)		$55,336,429

Agency Mortgage-Backed Securities — 17.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$434	$455,924
Gold Pool #G04309, 5.50%, 5/1/38	5,072	5,385,079
Gold Pool #G18176, 5.00%, 4/1/22	1,824	1,933,805
PAC CMO, Series 2534, Class HG, 4.50%, 4/15/16	7	6,932
PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	125	127,531

		$7,909,271

Federal National Mortgage Association:
Pool #256673, 5.50%, 4/1/37	$3,552	$3,780,440
Pool #257169, 4.50%, 3/1/38	3,175	3,312,944
Pool #545937, 6.00%, 6/1/14	47	51,068
Pool #545948, 6.00%, 12/1/14	38	41,163
Pool #889040, 5.00%, 6/1/37	2,073	2,183,570
Pool #918109, 5.00%, 5/1/37	4,269	4,493,434
Pool #929009, 6.00%, 1/1/38	2,731	2,935,817

		$16,798,436

Government National Mortgage Association:
PAC CMO, Series 1998-14, Class PH, 6.50%, 6/20/28	$621	$689,876
Pool #781412, 6.50%, 2/15/17	236	258,114

		$947,990

Total Agency Mortgage-Backed Securities (identified cost $23,647,917)		$25,655,697

Commercial Mortgage-Backed Securities — 11.6%

	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2004-1, Class A4,
4.76%, 11/10/39	$500	$529,730
BACM, Series 2004-6, Class A5,
4.811%, 12/10/42	460	489,943
BSCMS, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	310	327,071
BSCMS, Series 2004-PWR3, Class A4,
4.715%, 2/11/41	400	427,853
BSCMS, Series 2004-T14, Class A4,
5.20%, 1/12/41(5)	381	412,724
CGCMT, Series 2004-C1, Class A3,
5.251%, 4/15/40(5)	484	508,122
CGCMT, Series 2004-C1, Class A4,
5.546%, 4/15/40(5)	400	437,146
CSFB, Series 2003-C3, Class A5,
3.936%, 5/15/38	350	367,876
CSFB, Series 2004-C1, Class A4,
4.75%, 1/15/37(5)	450	475,709
CSFB, Series 2004-C2, Class A2,
5.416%, 5/15/36(5)	505	554,065
CSFB, Series 2004-C3, Class A5,
5.113%, 7/15/36(5)	615	655,732
CSFB, Series 2005-C1, Class A4,
5.014%, 2/15/38(5)	470	505,280
GECMC, Series 2002-2A, Class A2,
4.97%, 8/11/36	321	332,000
GECMC, Series 2002-3A, Class A1,
4.229%, 12/10/37	83	84,430

	Principal
	Amount
Security	(000’s omitted)	Value
GECMC, Series 2004-C1, Class A3,
4.596%, 11/10/38	$350	$365,806
GECMC, Series 2004-C2, Class A4,
4.893%, 3/10/40(5)	400	430,711
GECMC, Series 2004-C3, Class A4,
5.189%, 7/10/39(5)	600	649,659
JPMCC, Series 2003-C1, Class A2,
4.985%, 1/12/37	380	404,324
JPMCC, Series 2003-CB7, Class A4,
4.879%, 1/12/38(5)	425	455,959
JPMCC, Series 2004-CBX, Class A4,
4.529%, 1/12/37	350	356,896
JPMCC, Series 2005-LDP1, Class A3,
4.865%, 3/15/46	300	319,074
LB-UBS, Series 2002-C4, Class A3,
4.071%, 9/15/26	112	114,380
LB-UBS, Series 2004-C8, Class A3,
4.435%, 12/15/29	910	927,493
MLMT, Series 2003-KEY1, Class A4,
5.236%, 11/12/35(5)	440	476,021
MLMT, Series 2005-MCP1, Class AM,
4.805%, 6/12/43(5)	1,225	1,230,024
MSC, Series 2003-IQ4, Class A2,
4.07%, 5/15/40	360	376,142
MSC, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	470	507,445
MSC, Series 2004-IQ8, Class A5,
5.11%, 6/15/40(5)	380	406,989
RBSCF, Series 2010-MB1, Class C,
4.820%, 4/15/15(4)(5)	325	336,328
SBM7, Series 2000-C3, Class A2,
6.592%, 12/18/33	81	80,962
VNO, Series 2010-VNO, Class C,
5.28%, 9/13/28(4)	600	618,194
WBCMT, Series 2003-C4, Class A2,
4.566%, 4/15/35	647	686,999
WBCMT, Series 2004-C10, Class A4,
4.748%, 2/15/41	450	483,907
WBCMT, Series 2004-C12, Class A4,
5.483%, 7/15/41(5)	585	637,474
WBCMT, Series 2004-C14, Class A2,
4.368%, 8/15/41	401	417,089
WBCMT, Series 2005-C17, Class A4,
5.083%, 3/15/42(5)	610	660,607

Total Commercial Mortgage-Backed Securities (identified cost $15,949,499)		$17,050,164

Asset-Backed Securities — 1.5%

	Principal
	Amount
Security	(000’s omitted)	Value
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(4)	$850	$900,853
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	600	620,212
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	657,549

Total Asset-Backed Securities (identified cost $2,049,768)		$2,178,614

U.S. Government Agency Bonds — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal National Mortgage Association, 4.75%, 11/19/12	$1,000	$1,088,233

Total U.S. Government Agency Bonds (identified cost $1,016,835)		$1,088,233

U.S. Treasury Obligations — 25.1%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Note, 1.375%, 11/15/12	$780	$795,234
U.S. Treasury Note, 1.75%, 11/15/11	10,650	10,821,817
U.S. Treasury Note, 2.625%, 8/15/20	20,000	20,187,500
U.S. Treasury Note, 4.50%, 2/28/11	5,000	5,090,040

Total U.S. Treasury Obligations (identified cost $36,641,872)		$36,894,591

Taxable Municipal Securities — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
General Obligations — 0.3%
Dallas County, Hospital District, (Build America Bonds), 4.948%, 8/15/20	$395	$436,708

Total Taxable Municipal Securities (identified cost $395,000)		$436,708

Preferred Securities — 3.1%

Security	Shares	Value
Commercial Banks — 2.0%
Bank of America Corp., 8.125%(6)	6,500	$691,262
Barclays Bank PLC, 7.434%(4)(6)	7,000	736,355
JPMorgan Chase & Co., 7.90%(6)	6,500	720,532
KeyCorp Capital X, 8.00%(3)	5,000	127,500
Wells Fargo & Co., 7.98%(6)	6,500	689,668

		$2,965,317

Diversified Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 5.925%(4)	8,000	$806,811

		$806,811

Insurance — 0.5%
RAM Holdings, Ltd., Series A, 7.50%(6)(7)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $5,639,253)		$4,572,253

Interest Rate Swaptions — 0.7%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 3.347%	9/6/12	$20,000,000	$991,500
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/11	9,000,000	53,460

Total Interest Rate Swaptions (identified cost $1,527,100)			$1,044,960

Short-Term Investments — 5.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(8)	$1,794	$1,793,972
Eaton Vance Cash Collateral Fund, LLC, 0.23%(8)(9)	5,918	5,917,608

Total Short-Term Investments (identified cost $7,711,580)		$7,711,580

Total Investments — 103.4% (identified cost $145,502,153)		$151,969,229

Other Assets, Less Liabilities — (3.4)%		$(4,970,709)

Net Assets — 100.0%		$146,998,520

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

CMO	-	Collateralized Mortgage Obligations

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corporation

HAROT	-	Honda Auto Receivables Owner Trust

HART	-	Hyundai Auto Receivables Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

PAC	-	Planned Amortization Class

PPTT	-	Preferred Pass-Through Trust 2006

RBSCF	-	Royal Bank of Scotland Citizens Financial

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

VNO	-	Vorado DP, LLC

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at September 30, 2010.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2010, the aggregate value of these securities is $3,587,071 or 2.4% of the Portfolio’s net assets.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2010.

(7)	Non-income producing security.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended September 30, 2010 were $5,521, $5,904 and $0, respectively.

(9)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2010, the Portfolio loaned securities having a market value of $5,795,091 and received $5,917,608 of cash collateral for the loans.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$145,198,505

Gross unrealized appreciation	$8,495,850
Gross unrealized depreciation	(1,725,126)

Net unrealized appreciation	$6,770,724

A summary of open financial instruments at September 30, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount**	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate	Date	Depreciation
JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 9.547% to 6/20/11	A3/A-	$2,000	0.350%	6/20/11	$(13,247)
HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	B1/BB-	1,000	0.880	6/20/12	(19,201)

						$(32,448)

Credit Default Swaps — Buy Protection

		Notional
		Amount	Pay Annual	Termination	Net Unrealized
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate	Date	Appreciation
JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/11	$2,848

					$2,848

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,000,000.

At September 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate swaptions.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit Default Swaps	$2,848	$(32,448)
Interest Rate	Interest Rate Swaptions	1,044,960	—

Total		$1,047,808	$(32,448)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds	$—	$55,336,429	$—	$55,336,429
Agency Mortgage-Backed Securities	—	25,655,697	—	25,655,697
Commercial Mortgage-Backed Securities	—	17,050,164	—	17,050,164
Asset-Backed Securities	—	2,178,614	—	2,178,614
U.S. Government Agency Bonds	—	1,088,233	—	1,088,233
U.S. Treasury Obligations	—	36,894,591	—	36,894,591
Taxable Municipal Securities	—	436,708	—	436,708
Preferred Securities	127,500	4,444,753	—	4,572,253
Interest Rate Swaptions	—	1,044,960	—	1,044,960
Short-Term Investments	—	7,711,580	—	7,711,580

Total Investments	$127,500	$151,841,729	$—	$151,969,229

Credit Default Swaps	$—	$2,848	$—	$2,848

Total	$127,500	$151,844,577	$—	$151,972,077

Liability Description

Credit Default Swaps	$—	$(32,448)	$—	$(32,448)

Total	$—	$(32,448)	$—	$(32,448)

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President
Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 24, 2010